Taxation (Details 6) (CNY)	Dec. 31, 2014
Carryforward disclosures
Valuation allowance for the deferred tax assets related to cumulative losses	137,801,919
United States | Federal
Carryforward disclosures
Operating loss carryforward	225,160,024
United States | Federal | Research and Development Credit
Carryforward disclosures
Tax credit carryforward	32,149,195
United States | State
Carryforward disclosures
Operating loss carryforward	155,883,915
United States | State | Research and Development Credit
Carryforward disclosures
Tax credit carryforward	32,659,569